Supplemental Cash Flow Information - Summary of Investing Activities (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Non Cash Transactions [abstract]
Purchase of property, plant and equipment		$ 11,738,083	$ 15,247,544	$ 14,009,988
(Decrease)/ increase in prepayment for equipment		(32,435)	21,754	(4,798)
Decrease/ (increase) in equipment payable, net		1,252,493	89,820	(838,740)
(Increase)/ decrease in notes payable of construction		0	0	699,900
Effect of foreign currency exchange		(25,486)	(63,997)	(10,919)
Cash payment for acquisition of property, plant, and equipment	$ 436,324	$ 12,932,655	$ 15,295,121	$ 13,855,431